Other non-current assets	12 Months Ended
Dec. 31, 2021
Other non-current assets
Other non-current assets
15	Other non-current assets

Details of other non-current assets are as follows:

	As at 31 December
	2021	2020
Finance lease receivables (i) (note 40)	8,664,550	9,431,733
VAT recoverable	6,213,495	5,526,256
Prepayments for pre-construction cost	479,138	438,167
Intangible assets (ii)	632,639	643,486
Prepaid connection fees	28,598	33,041
Contract assets	837,559	736,568
Others(iii)	2,200,026	1,728,332

Total	19,056,005	18,537,583

Notes:

(i)	Ruyi Pakistan Energy entered into a power purchase agreement with CPPA-G to sell all of the electricity produced with a regulated tariff mechanism approved by the National Electric Power Regulatory Authority. In accordance with the power purchase agreement and tariff mechanism, almost all the risks and rewards in relation to the power assets were in substance transferred to CPPA-G and therefore were accounted for as a finance lease to CPPA-G. Please refer to Note 40 for other details of finance lease receivables.
(ii)	The intangible assets primarily consist of software, patented technologies, etc. In 2021, there was no impairment provided for the intangible assets (2020: Nil).
(iii)	Included in others, there was an asset amounting to RMB110 million as at 31 December 2021 (31 December 2020: RMB110 million) which related to the acquisition of Huangtai #8 Power Plant. As at 31 December 2021, the Group recognized the impairment on afore-mentioned asset amounting to RMB110 million (31 December 2020: RMB55 million).

Included in others, there was an asset amounting to RMB485 million as at 31 December 2021 (31 December 2020: RMB485 million) which related to the funding receivables to Huangtai #8 Power Plant. As at 31 December 2021, the Group recognized the impairment on afore-mentioned asset amounting to RMB110 million (31 December 2020: nil).

According to the property right transfer agreement signed in December 2008 between Shandong Power and Shandong Luneng Development Group (“Shandong Luneng”) and the corresponding approval from the State-owned Assets Supervision and Administration Commission of the State Council in February 2009 (“State-owned Assets Right [2009] No.70”), Shandong Power acquired 30% of property right of Huangtai #8 Power Plant from Shandong Luneng at a cash consideration of RMB110 million. Huangtai #8 Power Plant is not a legal entity under PRC Company Law, though it has separate accounting books, and therefore the Group recognized the 30% property right as other non-current assets. Huangtai Power is in charge of daily operations of Huangtai #8 Power Plant on behalf of two property owners.